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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/03
                                               ---------------

Check here if Amendment: | |; Amendment Number:
                                               ----

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Northaven Management Co.
        ------------------------------------------------------------------------

Address: 200 Park Avenue, 39th floor
        ------------------------------------------------------------------------
         New York, NY 10166
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------


Form 13F File Number: 28-
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Camillone
        ------------------------------------------------------------------------

Title:  Client Service Rep
        ------------------------------------------------------------------------

Phone:  212-251-3117
        ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul Camillone                   New York, NY                    5/12/03
---------------------        --------------------            --------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------

Form 13F Information Table Entry Total:
                                        --------------

Form 13F Information Table Value Total:
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

01
-----     -----------------------       ---------------------------------------

[Repeat as necessary.]

                                    FORM 13F

REPORTING MANAGER: ABN Amro Inc.                                       3/31/2003
                                                                          Page 1
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                                                   VALUATION CURRENCY: USD

      ITEM 1                ITEM 2   ITEM 3      ITEM 4        ITEM 5             ITEM 6         ITEM 7             ITEM 8
      ------                ------   ------      ------        ------             ------         ------             ------
  Name of Issuer             TITLE    CUSIP       FAIR       SHARES OF        INVEST. DESC.      MANA-        VOTING AUTHORITY
                               OF     NUMBER     MARKET      PRINCIPLE            SHARED         GERS
                                                                            SOLE SHARED OTHER                SOLE    SHARED  OTHER
                                                                             (A)  (B)     (C)                 (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
CALL ABN AMRO HLD JUL 20    CALL O  0009373DV    $43,388     39000      N    X                    NORT       39,000
***ABN AMRO HOLDING NV      COMMON   937102    $2,731,405    186444     N    X                    NORT       186,444
CALL ACE LTD JUL 30         CALL O  G0070K3DF    $8,250      15000      N    X                    NORT       15,000
ACE LTD-ORD                 COMMON  G0070K103  $2,171,250    75000      N    X                    NORT       75,000
CALL AEGON NV JUL 10        CALL O  0079243GB    $12,750     30000      N    X                    NORT       30,000
***AEGON NV-ORD AMERICAN R  COMMON  007924103   $264,250     35000      N    X                    NORT       35,000
AEGON NV                     FSTK    5927375   $2,420,505    322415     N    X                    NORT       322,415
ASTORIA FINANCIAL CORP      COMMON  046265104  $1,626,100    70000      N    X                    NORT       70,000
AMERITRADE HOLDING CORP     OTC EQ  03074K100  $3,377,988    681046     N    X                    NORT       681,046
CALL AON CORP NOV 45 PSE    CALL O  03739W4AF    $15,300     34000      N    X                    NORT       34,000
AMVESCAP PLC-ORD 25P         BSTK    128269    $1,514,939    343215     N    X                    NORT       343,215
BANKNORTH GROUP INC NEW     COMMON  06646R107  $4,828,625    221395     N    X                    NORT       221,395
BNP PAPIBAS EUR2             FSTK    7309681    $834,176     20830      N    X                    NORT       20,830
BERKSHIRE HATHAWAY INC-DEL  COMMON  84670108   $10,208,000    160       N    X                    NORT       160
BROOKLINE BANCORP INC       OTC EQ  11373M107  $1,001,600    80000      N    X                    NORT       80,000
CITIGROUP INC               COMMON  172967101  $9,300,639    269975     N    X                    NORT       269,975
CIT GROUP INC NEW           COMMON  125581108  $3,639,804    215884     N    X                    NORT       215,884
CREDIT SUISSE GRP            FSTK    7171589   $1,738,848    100000     N    X                    NORT       100,000
WTS DIME BANCORP INC NEW    OTC EQ  25429Q110    $58,916     392775     N    X                    NORT       392,775
CALL FLEETBOSTON OCT 35     CALL O  3390302DF   $855,000     151800     N    X                    NORT       151,800
FLEETBOSTON FINL CORP       COMMON  339030108  $2,474,064    103604     N    X                    NORT       103,604
FPIC INSURANCE GROUP INC    OTC EQ  302563101  $2,365,942    318431     N    X                    NORT       318,431
GREATER BAY BANCORP         OTC EQ  391648102  $1,722,000    120000     N    X                    NORT       120,000
HARTFORD FINANCIAL SERVICE  COMMON  416515104   $854,018     24200      N    X                    NORT       24,200
INDEPENDENT BANK CORP-MASS  OTC EQ  453836108  $2,390,134    119447     N    X                    NORT       119,447
CALL ING GROEP NV JUL 12.5  CALL O  4568373GV    $57,500     50000      N    X                    NORT       50,000
*** ING GROEP NV-SPONSORED  COMMON  456837103   $741,045     63500      N    X                    NORT       63,500
CALL JANUS CAPITAL APR 12.  CALL O  47102X3DV    $81,250     100000     N    X                    NORT       100,000
J P MORGAN CHASE & CO       COMMON  46625H100  $4,504,900    190000     N    X                    NORT       190,000
KANSAS CITY LIFE INSURANCE  OTC EQ  484836101  $4,836,800    113168     N    X                    NORT       113,168
CALL LABRANCHE MAY 17.5     CALL O  5054473EW    $51,875     25000      N    X                    NORT       25,000
CALL LINCOLN NATL NOV 35    CALL O  5341873GE   $276,500     175000     N    X                    NORT       175,000
LINCOLN NATIONAL CORP       COMMON  534187109  $3,360,000    120000     N    X                    NORT       120,000
MERRILL LYNCH & CO INC      COMMON  590188108  $4,990,904    140986     N    X                    NORT       140,986
MILLENNIUM BANK - MALVERN   OTC EQ  60036L105  $1,455,000    200000     N    X                    NORT       200,000
MAX RE CAPITAL LTD          OTC EQ  G6052F103  $2,200,955    174679     N    X                    NORT       174,679
NAVIGATORS GROUP INC        OTC EQ  638904102  $1,810,688    70400      N    X                    NORT       70,400
CALL NORTHERN TR AUG 35     CALL O  6658593DF   $105,000     75000      N    X                    NORT       75,000
BANK ONE CORP               COMMON  06423A103   $553,920     16000      N    X                    NORT       16,000
PACIFIC CREST CAPITAL INC   OTC EQ  694166109  $4,770,780    283975     N    X                    NORT       283,975
CALL PMI GROUP APR 25       CALL O  69344M3DE    $31,250     25000      N    X                    NORT       25,000
PMI GROUP INC               COMMON  69344M101  $2,555,000    100000     N    X                    NORT       100,000
CALL PNC FINL GRP SEP 60 P  CALL O  69348K4AJ   $111,510     18900      N    X                    NORT       18,900
PENN-AMERICA GROUP INC      COMMON  707247102  $2,651,880    260499     N    X                    NORT       260,499
EVEREST RE GROUP LTD        COMMON  G3223R108  $10,937,579   191183     N    X                    NORT       191,183
SAFETY INSURANCE GROUP INC  OTC EQ  78648T100  $1,747,323    134100     N    X                    NORT       134,100
CHARLES SCHWAB CORP NEW     COMMON  808513105   $722,000     100000     N    X                    NORT       100,000
SUPERIOR FINL CORP DEL      OTC EQ  868161100   $306,268     16564      N    X                    NORT       16,564
TRAVELERS PROPERTY CASUALT  COMMON  89420G406  $4,428,734    313872     N    X                    NORT       313,872
CALL US BANCORP MAY 22.5    CALL O  9029737HR    $25,000     100000     N    X                    NORT       100,000
U S BANCORP-DEL             COMMON  902973304  $6,541,818    344669     N    X                    NORT       344,669
WACHOVIA CORP 2ND NEW       COMMON  929903102  $8,070,127    236869     N    X                    NORT       236,869
WESTBANK CORP               OTC EQ  957116106   $979,479     72554      N    X                    NORT       72,554
WADDELL & REED FINANCIAL I  COMMON  930059100  $1,207,059    68700      N    X                    NORT       68,700
PUT FINL SECTOR MAR 21      PUT OP  82099W3PS    $87,500     500000     N    X                    NORT       500,000
ZENITH NATIONAL INSURANCE   COMMON  989390109  $4,854,135    226300     N    X                    NORT       226,300
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